Parties-in-Interest Transactions - Additional Information (Details) - EBP 003 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,468,405	$ 2,207,270
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	$ 18,540
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	6,055,586	6,298,788
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 56,349	$ 59,280
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 2,251
EBP, Investment, Sold, Number of Shares	2,320
EBP, Investment, Purchased, Number of Shares	3,695
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 48,165	37,121
Stable Fund [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Sold, Number of Shares	124,504
EBP, Investment, Purchased, Number of Shares	126,604
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 490,367	$ 488,466
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	$ 11,159